Appendix III	12 Months Ended
Dec. 31, 2018
Appendix III
Appendix III

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2018

(Expressed in thousands of Euros)

	Balances at		Business			Translation	Balances at
	12/31/2017	Additions	combinations	Transfers	Disposals	differences	12/31/2018

Development costs	311,694	55,439	—	—	(36)	10,215	377,312

Concessions, patents, licenses brands & similar	182,885	—	6,225	—	(757)	8,057	196,410

Computer software	174,945	20,252	34,319	(762)	(1,116)	6,785	234,423

Currently marketed products	1,024,376	—	—	—	—	47,451	1,071,827

Other intangible assets	147,307	48	19,749	—	—	7,664	174,768

Total cost of intangible assets	1,841,207	75,739	60,293	(762)	(1,909)	80,172	2,054,740

Accum. amort. of development costs	(79,349)	(10,660)	—	—	—	(98)	(90,107)

Accum. amort of concessions, patents, licenses, brands & similar	(29,783)	(6,132)	—	—	—	(845)	(36,760)

Accum. amort. of computer software	(106,319)	(12,918)	(5,872)	—	1,116	(2,660)	(126,653)

Accum. amort. of currently marketed products	(231,068)	(36,154)	—	—	—	(11,573)	(278,795)

Accum. amort. of other intangible assets	(61,966)	(5,536)	—	246	—	(3,297)	(70,553)

Total accum. amort intangible assets	(508,485)	(71,400)	(5,872)	246	1,116	(18,473)	(602,868)

Impairment of other intangible assets	(63,380)	—	—	—	—	(2,955)	(66,335)

Carrying amount of intangible assets	1,269,342	4,339	54,421	(516)	(793)	58,744	1,385,537

		(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statements.

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2017

(Expressed in thousands of Euros)

	Balances at		Business			Translation	Balances at
	12/31/2016	Additions	combinations *	Transfers	Disposals	differences	12/31/2017

Development costs	142,693	43,152	142,529	—	(81)	(16,599)	311,694

Concessions, patents, licenses brands & similar	60,471	—	142,174	—	—	(19,760)	182,885

Computer software	168,623	19,626	26	529	(126)	(13,733)	174,945

Currently marketed products	1,162,204	—	—	—	—	(137,828)	1,024,376

Other intangible assets	148,682	17,348	—	—	—	(18,723)	147,307

Total cost of intangible assets	1,682,673	80,126	284,729	529	(207)	(206,643)	1,841,207

Accum. amort. of development costs	(72,073)	(5,834)	—	—	—	(1,442)	(79,349)

Accum. amort of concessions, patents, licenses, brands & similar	(24,994)	(6,004)	—	—	—	1,215	(29,783)

Accum. amort. of computer software	(99,927)	(13,549)	—	—	111	7,046	(106,319)

Accum. amort. of currently marketed products	(220,988)	(38,216)	—	—	—	28,136	(231,068)

Accum. amort. of other intangible assets	(69,389)	(865)	—	—	—	8,288	(61,966)

Total accum. amort intangible assets	(487,371)	(64,468)	—	—	111	43,243	(508,485)

Impairment of other intangible assets	—	(64,734)	—	—	—	1,354	(63,380)

Carrying amount of intangible assets	1,195,302	(49,076)	284,729	529	(96)	(162,046)	1,269,342

(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statements.